Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Deferred Charges Net
Deferred charges, beginning balance	$ 285
Additions	587
Amortization of special survey costs	(88)	$ (54)
Deferred charges, ending balance	$ 784